Stockholders' Equity (Changes in Number of Shares Issued and Treasury Stock) (Detail) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Stockholders Equity [Line Items]
Exercise of stock options	(377,903)	(406,318)	(522,297)
Total Shares Of Common Stock
Stockholders Equity [Line Items]
Number of shares, beginning balance	199,566,770	199,566,770	199,566,770
Number of shares, ending balance	199,566,770	199,566,770	199,566,770
Shares Of Treasury Stock
Stockholders Equity [Line Items]
Number of shares, beginning balance	25,368,828	25,773,688	26,295,390
Purchase of shares	29,449	1,458	671
Exercise of stock options	(377,903)	(406,318)	(522,297)
Sale of shares	(80)		(76)
Number of shares, ending balance	25,020,294	25,368,828	25,773,688